Leases (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of quantitative information about right-of-use assets
The carrying amounts of lease liabilities and the movements during the fiscal year are as follows:

Movements	2024	2023	2022
At the beginning of the fiscal year	20,445,368	13,327,052	18,759,818
Additions	9,151,472	13,050,949	4,313,628
Accretion of interest	2,592,887	1,857,866	2,613,307
Difference in foreign currency	3,089,333	15,895,094	4,815,765
Payments	(8,214,878)	(8,588,108)	(6,939,367)
Monetary effect	(13,075,548)	(15,097,485)	(10,236,099)

At the end of the fiscal year (see Note 21)	13,988,634	20,445,368	13,327,052

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2024 and 2023:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2024	1,327,145	1,174,557	1,527,000	2,340,473	6,369,175	2,999,332	4,620,127	7,619,459
Balances as of 12/31/2023	1,092,167	1,440,951	1,893,297	3,267,279	7,693,694	4,497,733	8,253,941	12,751,674

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2024		12/31/2023
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	5,973,254	13,939,054	6,878,088	26,085,498
From 1 to 5 years	10,475,517	17,364,678	13,781,100	40,302,418
Over 5 years		561	3,530	4,299

Total	16,448,771	31,304,293	20,662,718	66,392,215